Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and equivalents		$ 12,724
Total assets measured at fair value		12,724
Accounts payable	$ 116,636	63,584
Short-term notes payable	102,749	28,350
Total liabilities measured at fair value	$ 219,385	91,934
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and equivalents		12,724
Total assets measured at fair value		12,724
Accounts payable	$ 116,636	63,584
Short-term notes payable	102,749	28,350
Total liabilities measured at fair value	$ 219,385	$ 91,934
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and equivalents
Total assets measured at fair value
Accounts payable
Short-term notes payable
Deferred revenue
Total liabilities measured at fair value
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and equivalents
Total assets measured at fair value
Accounts payable
Short-term notes payable
Deferred revenue
Total liabilities measured at fair value